Activities of Orange Bank (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w telecom	Note	O/w Orange	Note	O/w eliminations
	consolidated	activities		Bank		telecom
	financial					activities / bank
	statements
Non-current financial assets related to Orange Bank activities	1,380	—		1,380	11.1.1	—
Non-current financial assets	1,274	1,301	9.6	—		(27)	(1)
Non-current derivatives assets	881	881	9.4	—		—
Current financial assets related to Orange Bank activities	1,977	—		1,981	11.1.1	(4)
Current financial assets	4,375	4,376	9.6	—		(1)
Current derivatives assets	41	41	9.4	—		—
Cash and cash equivalents	6,364	6,031	9.4	333		—

Non-current financial liabilities related to Orange Bank activities	—	—		27	11.1.2	(27)	(1)
Non-current financial liabilities	32,744	32,744	9.4	—		—
Non-current derivatives liabilities	672	594	9.4	78		—
Current financial liabilities related to Orange Bank liabilities	3,234	—		3,235	11.1.2	(1)
Current financial liabilities	4,489	4,493	9.4	—		(4)
Current derivatives liabilities	54	54	9.4	—		—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	June 30, 2020			December 31, 2019
	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	2	—	2	2
Investments securities	2	—	2	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	645	5	650	656
Debt securities	645	5	650	656
Financial assets at fair value through profit or loss	99	—	99	179
Investments at fair value	—	—	—	79
Cash collateral paid	76	—	76	76
Others	22	—	22	25
Financial assets at amortized cost	635	1,976	2,611	3,519
Fixed-income securities	635	6	641	506
Loans and receivables to customers	—	1,857	1,857	1,937
Loans and receivables to credit institutions	—	109	109	1,073
Others	—	4	4	3
Total financial assets related to Orange Bank activities	1,380	1,981	3,361	4,357

Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	June 30, 2020	December 31, 2019
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	656	925
Acquisitions	110	165
Repayments and disposals	(114)	(442)
Changes in fair value	(2)	9
Other items	(1)	(1)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	650	656